Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 47,630	¥ 43,197	¥ 92,865	¥ 86,917
Administration fees	22,002	19,623	42,005	38,578
Custodial fees	7,034	6,218	13,603	11,793
Total	¥ 76,666	¥ 69,038	¥ 148,473	¥ 137,288